Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Tax Rate [Line Items]
Effective income tax rate reconciliation, tax credit, investment, amount		$ 2.3
Deferred tax assets, operating loss carryforwards, domestic	$ 6.1
Deferred tax asset, interest carryforward	25.0
Unremitted earnings	716.8
Taxes withhelld on unremitted earnings	214.9
Taxes Payable, Current	$ 22.1	$ 0.2